SCHEDULE OF SUPPLEMENTAL OTHER INFORMATION RELATED TO LEASE (Details)	Dec. 31, 2024	Mar. 31, 2024
Leases [Abstract]
Operating lease weighted average lease term	8 years	8 years 9 months
Finance lease weighted average lease term	8 years 9 months	9 years 6 months
Operating leases	4.30%	4.30%
Finance leases	6.58%	6.60%